Distribution Date:	05/17/23	UBS Commercial Mortgage Trust 2018-C14
Determination Date:	05/11/23
Next Distribution Date:	06/16/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2018-C14
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90278KAW1	3.378800%	22,465,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90278KAX9	4.256900%	30,533,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90278KAY7	4.391000%	41,722,000.00	41,722,000.00	0.00	152,667.75	0.00	0.00	152,667.75	41,722,000.00	34.02%	30.00%
A-3	90278KAZ4	4.180300%	194,737,000.00	161,589,462.16	474,037.95	562,910.36	0.00	0.00	1,036,948.31	161,115,424.21	34.02%	30.00%
A-4	90278KBA8	4.448000%	166,162,000.00	166,162,000.00	0.00	615,907.15	0.00	0.00	615,907.15	166,162,000.00	34.02%	30.00%
A-S	90278KBD2	4.749400%	59,393,000.00	59,393,000.00	0.00	235,067.60	0.00	0.00	235,067.60	59,393,000.00	23.40%	20.88%
B	90278KBE0	5.100900%	32,544,000.00	32,544,000.00	0.00	138,336.41	0.00	0.00	138,336.41	32,544,000.00	17.58%	15.88%
C	90278KBF7	5.208118%	28,477,000.00	28,477,000.00	0.00	123,592.98	0.00	0.00	123,592.98	28,477,000.00	12.49%	11.50%
D	90278KAJ0	3.000000%	17,899,000.00	17,899,000.00	0.00	44,747.50	0.00	0.00	44,747.50	17,899,000.00	9.29%	8.75%
E	90278KAL5	3.000000%	13,018,000.00	13,018,000.00	0.00	32,545.00	0.00	0.00	32,545.00	13,018,000.00	6.96%	6.75%
F	90278KAN1	4.049800%	16,272,000.00	16,272,000.00	0.00	54,915.29	0.00	0.00	54,915.29	16,272,000.00	4.05%	4.25%
G	90278KAQ4	4.049800%	6,509,000.00	6,509,000.00	0.00	21,966.79	0.00	0.00	21,966.79	6,509,000.00	2.89%	3.25%
NR*	90278KAS0	4.049800%	21,153,976.00	16,167,106.39	0.00	35,650.48	0.00	0.00	35,650.48	16,167,106.39	0.00%	0.00%
R	90278KAU5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			650,884,976.00	559,752,568.55	474,037.95	2,018,307.31	0.00	0.00	2,492,345.26	559,278,530.60

X-A	90278KBB6	0.883633%	455,619,000.00	369,473,462.16	0.00	272,065.92	0.00	0.00	272,065.92	368,999,424.21
X-B	90278KBC4	0.255236%	120,414,000.00	120,414,000.00	0.00	25,611.62	0.00	0.00	25,611.62	120,414,000.00
X-D	90278KAA9	2.208118%	30,917,000.00	30,917,000.00	0.00	56,890.32	0.00	0.00	56,890.32	30,917,000.00
X-F	90278KAC5	1.158318%	16,272,000.00	16,272,000.00	0.00	15,706.79	0.00	0.00	15,706.79	16,272,000.00
X-G	90278KAE1	1.158318%	6,509,000.00	6,509,000.00	0.00	6,282.91	0.00	0.00	6,282.91	6,509,000.00
X-NR	90278KAG6	1.158318%	21,153,976.00	16,167,106.39	0.00	15,605.54	0.00	0.00	15,605.54	16,167,106.39
Notional SubTotal			650,884,976.00	559,752,568.55	0.00	392,163.10	0.00	0.00	392,163.10	559,278,530.60

Deal Distribution Total					474,037.95	2,410,470.41	0.00	0.00	2,884,508.36

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90278KAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90278KAX9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90278KAY7	1,000.00000000	0.00000000	3.65916663	0.00000000	0.00000000	0.00000000	0.00000000	3.65916663	1,000.00000000
A-3	90278KAZ4	829.78305181	2.43424696	2.89061842	0.00000000	0.00000000	0.00000000	0.00000000	5.32486538	827.34880485
A-4	90278KBA8	1,000.00000000	0.00000000	3.70666669	0.00000000	0.00000000	0.00000000	0.00000000	3.70666669	1,000.00000000
A-S	90278KBD2	1,000.00000000	0.00000000	3.95783341	0.00000000	0.00000000	0.00000000	0.00000000	3.95783341	1,000.00000000
B	90278KBE0	1,000.00000000	0.00000000	4.25075006	0.00000000	0.00000000	0.00000000	0.00000000	4.25075006	1,000.00000000
C	90278KBF7	1,000.00000000	0.00000000	4.34009832	0.00000000	0.00000000	0.00000000	0.00000000	4.34009832	1,000.00000000
D	90278KAJ0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	90278KAL5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	90278KAN1	1,000.00000000	0.00000000	3.37483346	0.00000000	0.00000000	0.00000000	0.00000000	3.37483346	1,000.00000000
G	90278KAQ4	1,000.00000000	0.00000000	3.37483331	0.00000000	0.00000000	0.00000000	0.00000000	3.37483331	1,000.00000000
NR	90278KAS0	764.25852001	0.00000000	1.68528507	0.89396008	39.18799142	0.00000000	0.00000000	1.68528507	764.25852001
R	90278KAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90278KBB6	810.92637085	0.00000000	0.59713471	0.00000000	0.00000000	0.00000000	0.00000000	0.59713471	809.88594464
X-B	90278KBC4	1,000.00000000	0.00000000	0.21269636	0.00000000	0.00000000	0.00000000	0.00000000	0.21269636	1,000.00000000
X-D	90278KAA9	1,000.00000000	0.00000000	1.84009833	0.00000000	0.00000000	0.00000000	0.00000000	1.84009833	1,000.00000000
X-F	90278KAC5	1,000.00000000	0.00000000	0.96526487	0.00000000	0.00000000	0.00000000	0.00000000	0.96526487	1,000.00000000
X-G	90278KAE1	1,000.00000000	0.00000000	0.96526502	0.00000000	0.00000000	0.00000000	0.00000000	0.96526502	1,000.00000000
X-NR	90278KAG6	764.25852001	0.00000000	0.73771191	0.00000000	0.00000000	0.00000000	0.00000000	0.73771191	764.25852001

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	04/01/23 - 04/30/23	30	0.00	152,667.75	0.00	152,667.75	0.00	0.00	0.00	152,667.75	0.00
A-3	04/01/23 - 04/30/23	30	0.00	562,910.36	0.00	562,910.36	0.00	0.00	0.00	562,910.36	0.00
A-4	04/01/23 - 04/30/23	30	0.00	615,907.15	0.00	615,907.15	0.00	0.00	0.00	615,907.15	0.00
X-A	04/01/23 - 04/30/23	30	0.00	272,065.92	0.00	272,065.92	0.00	0.00	0.00	272,065.92	0.00
X-B	04/01/23 - 04/30/23	30	0.00	25,611.62	0.00	25,611.62	0.00	0.00	0.00	25,611.62	0.00
A-S	04/01/23 - 04/30/23	30	0.00	235,067.60	0.00	235,067.60	0.00	0.00	0.00	235,067.60	0.00
B	04/01/23 - 04/30/23	30	0.00	138,336.41	0.00	138,336.41	0.00	0.00	0.00	138,336.41	0.00
C	04/01/23 - 04/30/23	30	0.00	123,592.98	0.00	123,592.98	0.00	0.00	0.00	123,592.98	0.00
X-D	04/01/23 - 04/30/23	30	0.00	56,890.32	0.00	56,890.32	0.00	0.00	0.00	56,890.32	0.00
X-F	04/01/23 - 04/30/23	30	0.00	15,706.79	0.00	15,706.79	0.00	0.00	0.00	15,706.79	0.00
X-G	04/01/23 - 04/30/23	30	0.00	6,282.91	0.00	6,282.91	0.00	0.00	0.00	6,282.91	0.00
X-NR	04/01/23 - 04/30/23	30	0.00	15,605.54	0.00	15,605.54	0.00	0.00	0.00	15,605.54	0.00
D	04/01/23 - 04/30/23	30	0.00	44,747.50	0.00	44,747.50	0.00	0.00	0.00	44,747.50	0.00
E	04/01/23 - 04/30/23	30	0.00	32,545.00	0.00	32,545.00	0.00	0.00	0.00	32,545.00	0.00
F	04/01/23 - 04/30/23	30	0.00	54,915.29	0.00	54,915.29	0.00	0.00	0.00	54,915.29	0.00
G	04/01/23 - 04/30/23	30	0.00	21,966.79	0.00	21,966.79	0.00	0.00	0.00	21,966.79	0.00
NR	04/01/23 - 04/30/23	30	807,346.36	54,561.29	0.00	54,561.29	18,910.81	0.00	0.00	35,650.48	828,981.83
Totals			807,346.36	2,429,381.22	0.00	2,429,381.22	18,910.81	0.00	0.00	2,410,470.41	828,981.83

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,884,508.36
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,437,776.67	Master Servicing Fee	1,944.30
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,037.77
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	233.23
ARD Interest	0.00	Operating Advisor Fee	1,002.89
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	177.25
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,437,776.67	Total Fees	8,395.45

Principal		Expenses/Reimbursements
Scheduled Principal	474,037.95	Reimbursement for Interest on Advances	2.26
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	17,291.67
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,616.88
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	474,037.95	Total Expenses/Reimbursements	18,910.81

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,410,470.41
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	474,037.95
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,884,508.36
Total Funds Collected	2,911,814.62	Total Funds Distributed	2,911,814.62

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	559,752,568.55	559,752,568.55	Beginning Certificate Balance	559,752,568.55
(-) Scheduled Principal Collections	474,037.95	474,037.95	(-) Principal Distributions	474,037.95
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	559,278,530.60	559,278,530.60	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	560,496,044.16	560,496,044.16	Ending Certificate Balance	559,278,530.60
Ending Actual Collateral Balance	560,074,177.66	560,074,177.66

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.21%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	34,056,086.18	6.09%	65	5.3577	NAP	Defeased	4	34,056,086.18	6.09%	65	5.3577	NAP
5,000,000 or less	7	28,602,441.98	5.11%	44	5.0351	2.071667	1.30 or less	7	51,397,898.30	9.19%	66	5.6311	0.709823
5,000,001 to 10,000,000	17	127,966,469.72	22.88%	65	5.3669	1.604485	1.31 to 1.40	3	33,992,139.22	6.08%	65	5.3453	1.354370
10,000,001 to 15,000,000	12	153,169,467.61	27.39%	66	5.5007	1.609681	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	3	53,909,065.11	9.64%	42	4.9066	1.921994	1.51 to 1.60	6	73,919,748.22	13.22%	65	5.5887	1.537148
20,000,001 to 25,000,000	1	25,000,000.00	4.47%	65	5.9700	1.540000	1.61 to 1.70	4	35,509,801.42	6.35%	64	5.2125	1.637215
25,000,001 to 30,000,000	1	30,000,000.00	5.36%	63	4.2775	1.820000	1.71 to 1.80	5	61,104,444.97	10.93%	66	5.4869	1.770660
30,000,001 to 35,000,000	2	69,325,000.00	12.40%	66	5.0332	2.040584	1.81 to 1.90	4	56,117,638.32	10.03%	64	4.9448	1.834433
35,000,001 to 40,000,000	1	37,250,000.00	6.66%	65	4.7223	2.270000	1.91 to 2.00	2	44,325,000.00	7.93%	67	4.8530	1.980000
40,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	6	83,546,727.41	14.94%	66	5.4168	2.119985
Totals	48	559,278,530.60	100.00%	62	5.2259	1.770046	2.26 to 2.50	4	67,250,000.00	12.02%	38	4.3337	2.305688
							2.51 or greater	3	18,059,046.56	3.23%	65	5.4860	2.685673
							Totals	48	559,278,530.60	100.00%	62	5.2259	1.770046
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	11	34,056,086.18	6.09%	65	5.3577	NAP
							Defeased	11	34,056,086.18	6.09%	65	5.3577	NAP
Alaska	1	13,298,897.65	2.38%	64	5.5015	2.080000
							Industrial	2	2,532,596.85	0.45%	67	4.8530	1.980000
California	3	39,746,406.40	7.11%	66	5.3063	1.804037
							Lodging	8	108,746,424.19	19.44%	65	5.7286	1.728293
Colorado	1	30,000,000.00	5.36%	4	3.8511	2.350000
							Mixed Use	3	30,990,964.93	5.54%	65	5.5544	1.055285
Delaware	1	30,000,000.00	5.36%	63	4.2775	1.820000
							Mobile Home Park	4	4,010,455.34	0.72%	66	5.7900	1.570000
Florida	6	78,762,547.48	14.08%	65	5.8544	1.835509
							Multi-Family	8	33,961,366.83	6.07%	65	5.5824	1.285813
Georgia	2	23,441,381.53	4.19%	66	5.4996	2.076822
							Office	11	143,338,756.34	25.63%	53	4.7299	2.082556
Indiana	1	7,366,696.56	1.32%	66	5.3165	1.640000
							Other	1	3,654,120.23	0.65%	66	5.8942	2.960000
Kansas	1	6,556,924.12	1.17%	65	5.3070	(0.130000)
							Retail	15	181,539,142.10	32.46%	65	5.1314	1.727218
Kentucky	1	2,708,381.25	0.48%	67	4.8530	1.980000
							Self Storage	2	16,448,617.99	2.94%	66	5.4109	2.149067
Louisiana	1	9,313,377.09	1.67%	64	5.2700	1.680000
							Totals	65	559,278,530.60	100.00%	62	5.2259	1.770046
Maryland	3	20,423,364.57	3.65%	64	5.1577	1.605831

Massachusetts	1	34,296,352.74	6.13%	66	5.3567	1.770000

Minnesota	4	37,250,000.00	6.66%	65	4.7223	2.270000

Missouri	3	19,503,995.65	3.49%	65	5.2546	1.606667

Montana	1	1,595,080.35	0.29%	67	4.8530	1.980000

Nebraska	1	35,000,000.00	6.26%	66	5.2100	2.100000

Nevada	1	5,639,461.42	1.01%	66	5.7650	1.370000

New Hampshire	1	9,916,992.43	1.77%	65	4.9400	1.740000

New York	7	25,851,050.86	4.62%	66	5.5228	0.823266

Pennsylvania	1	2,031,285.60	0.36%	67	4.8530	1.980000

South Carolina	3	34,401,398.84	6.15%	65	5.3016	1.603988

Texas	10	58,118,850.26	10.39%	66	5.3697	1.589634

Totals	65	559,278,530.60	100.00%	62	5.2259	1.770046

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	34,056,086.18	6.09%	65	5.3577	NAP	Defeased	4	34,056,086.18	6.09%	65	5.3577	NAP
	4.7500% or less	5	97,250,000.00	17.39%	46	4.3163	2.155861	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 4.9500%	4	63,587,330.10	11.37%	66	4.8764	1.889661	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.9501% to 5.1500%	2	31,641,329.95	5.66%	63	4.9992	1.476054	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.1501% to 5.3500%	7	88,595,282.07	15.84%	66	5.2612	1.851347	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.3501% to 5.5500%	11	112,490,466.82	20.11%	66	5.4404	1.507140	49 months or greater	44	525,222,444.42	93.91%	62	5.2173	1.778033
	5.5501% to 5.7500%	4	31,708,524.95	5.67%	65	5.6864	2.092864	Totals	48	559,278,530.60	100.00%	62	5.2259	1.770046
	5.7501% to 5.9500%	7	38,853,881.18	6.95%	66	5.8361	1.623802
	5.9501% or greater	4	61,095,629.35	10.92%	65	6.0083	1.543981
	Totals	48	559,278,530.60	100.00%	62	5.2259	1.770046
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	34,056,086.18	6.09%	65	5.3577	NAP	Defeased	4	34,056,086.18	6.09%	65	5.3577	NAP
	88 months or less	44	525,222,444.42	93.91%	62	5.2173	1.778033	Interest Only	10	168,587,500.00	30.14%	54	4.6197	2.092884
	89 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	6	73,505,211.71	13.14%	65	5.6519	1.786834
	Totals	48	559,278,530.60	100.00%	62	5.2259	1.770046	300 months to 350 months	28	283,129,732.71	50.62%	65	5.4604	1.588273
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	48	559,278,530.60	100.00%	62	5.2259	1.770046
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	34,056,086.18	6.09%	65	5.3577	NAP			No outstanding loans in this group
Underwriter's Information		2	41,260,455.34	7.38%	65	4.8261	2.201961
	12 months or less	39	426,338,091.43	76.23%	61	5.2842	1.706589
	13 months to 24 months	3	57,623,897.65	10.30%	66	5.0027	2.003079
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	559,278,530.60	100.00%	62	5.2259	1.770046
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A2	30315265	Various Various		Various	Actual/360	4.853%	138,816.02	0.00	0.00	N/A	12/01/28	--	34,325,000.00	34,325,000.00	05/01/23
1A3	30315266				Actual/360	4.853%	40,441.67	0.00	0.00	N/A	12/01/28	--	10,000,000.00	10,000,000.00	05/01/23
3	30315267	OF	St Paul	MN	Actual/360	4.722%	146,588.06	0.00	0.00	N/A	10/05/28	--	37,250,000.00	37,250,000.00	05/05/23
4A1	30315268	OF	Lawrence	MA	Actual/360	5.357%	65,694.15	18,130.96	0.00	N/A	11/06/28	--	14,716,567.85	14,698,436.89	05/06/23
4A2	30315269				Actual/360	5.357%	65,694.15	18,130.96	0.00	N/A	11/06/28	--	14,716,567.85	14,698,436.89	05/06/23
4A5	30315270				Actual/360	5.357%	21,898.05	6,043.65	0.00	N/A	11/06/28	--	4,905,522.68	4,899,479.03	05/06/23
5	30315271	RT	Gretna	NE	Actual/360	5.210%	151,958.33	0.00	0.00	N/A	11/01/28	--	35,000,000.00	35,000,000.00	05/01/23
6A1	30501670	LO	Miami Beach	FL	Actual/360	5.970%	124,375.00	0.00	0.00	N/A	10/06/28	--	25,000,000.00	25,000,000.00	05/06/23
6A3	30501714				Actual/360	5.970%	37,312.50	0.00	0.00	N/A	10/06/28	--	7,500,000.00	7,500,000.00	05/06/23
7A2	30501450	OF	Denver	CO	Actual/360	3.851%	64,185.00	0.00	0.00	N/A	09/06/23	--	20,000,000.00	20,000,000.00	05/06/23
7A4	30501452				Actual/360	3.851%	16,046.25	0.00	0.00	N/A	09/06/23	--	5,000,000.00	5,000,000.00	05/06/23
7A5	30501453				Actual/360	3.851%	16,046.25	0.00	0.00	N/A	09/06/23	--	5,000,000.00	5,000,000.00	05/06/23
8	30315275	RT	Newark	DE	Actual/360	4.277%	106,937.50	0.00	0.00	N/A	08/01/28	--	30,000,000.00	30,000,000.00	05/01/23
10A1	30501706	RT	Various	Various	Actual/360	5.446%	87,821.94	25,059.18	0.00	N/A	11/06/28	--	19,351,142.58	19,326,083.40	05/06/23
11	30315277	LO	Greenville	SC	Actual/360	4.990%	70,932.83	40,028.61	0.00	N/A	08/06/28	--	17,057,993.99	17,017,965.38	05/06/23
12	30501710	LO	Jacksonville	FL	Actual/360	6.072%	85,645.30	34,012.61	0.00	N/A	11/06/28	--	16,925,112.34	16,891,099.73	05/06/23
13	30315278	RT	Silver Spring	MD	Actual/360	5.010%	61,133.88	19,481.06	0.00	N/A	08/06/28	--	14,642,845.63	14,623,364.57	05/06/23
14	30501491	LO	Juneau	AK	Actual/360	5.502%	61,103.68	29,180.35	0.00	N/A	09/06/28	--	13,328,078.00	13,298,897.65	12/06/20
15	30315279	RT	North Charleston	SC	Actual/360	5.530%	63,350.10	17,543.42	0.00	N/A	11/06/28	--	13,746,856.65	13,729,313.23	05/06/23
16	30315280	MU	Brewster	NY	Actual/360	5.410%	62,012.20	16,689.52	0.00	N/A	12/01/28	--	13,755,015.65	13,738,326.13	05/01/23
17	30501799	MF	Odessa	TX	Actual/360	6.022%	58,857.25	23,721.77	0.00	N/A	11/06/28	--	11,728,251.39	11,704,529.62	05/06/23
18	30501717	SS	Marietta	GA	Actual/360	5.342%	55,701.48	0.00	0.00	N/A	11/05/28	--	12,512,500.00	12,512,500.00	05/05/23
19	30501759	LO	Clearwater	FL	Actual/360	5.738%	52,414.67	22,991.10	0.00	N/A	11/06/28	--	10,961,590.20	10,938,599.10	04/06/23
20	30315281	MU	Turlock	CA	Actual/360	5.770%	54,177.76	14,833.83	0.00	N/A	10/06/28	--	11,267,472.63	11,252,638.80	05/06/23
21	30315282	RT	Stockton	CA	Actual/360	5.550%	51,146.15	13,083.48	0.00	N/A	12/01/28	--	11,058,626.68	11,045,543.20	05/01/23
22	30315283	RT	Waycross	GA	Actual/360	5.680%	51,790.54	12,782.86	0.00	N/A	10/06/28	--	10,941,664.39	10,928,881.53	05/06/23
23	30315284	RT	West Lebanon	NH	Actual/360	4.940%	40,882.99	14,099.20	0.00	N/A	10/01/28	--	9,931,091.63	9,916,992.43	05/01/23
24	30501619	RT	Kansas City	MO	Actual/360	5.363%	42,449.91	13,474.30	0.00	N/A	09/06/28	--	9,497,864.40	9,484,390.10	05/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	30501788	RT	Tomball	TX	Actual/360	5.313%	41,437.30	14,170.82	0.00	N/A	11/06/28	--	9,359,955.12	9,345,784.30	05/06/23
27	30315286	RT	Metairie	LA	Actual/360	5.270%	40,964.40	14,379.91	0.00	N/A	09/06/28	--	9,327,757.00	9,313,377.09	05/06/23
28	30315287	RT	Seguin	TX	Actual/360	4.920%	38,374.46	14,287.90	0.00	N/A	09/01/28	--	9,359,625.57	9,345,337.67	05/01/23
29	30315288	MF	Jacksonville	FL	Actual/360	5.204%	36,858.13	0.00	0.00	N/A	10/06/28	--	8,500,000.00	8,500,000.00	05/06/23
30	30501278	OF	Various	GA	Actual/360	5.029%	33,528.67	0.00	0.00	N/A	07/06/28	--	8,000,000.00	8,000,000.00	05/06/23
31	30501789	RT	Indianapolis	IN	Actual/360	5.316%	32,683.75	10,431.81	0.00	N/A	11/06/28	--	7,377,128.37	7,366,696.56	05/06/23
32	30501661	MF	Kansas City	KS	Actual/360	5.307%	29,036.71	8,753.57	0.00	N/A	10/06/28	--	6,565,677.69	6,556,924.12	05/06/23
33	30501805	LO	College Station	TX	Actual/360	5.947%	30,759.23	8,467.26	0.00	N/A	11/06/28	--	6,206,672.60	6,198,205.34	05/06/23
34	30501738	LO	Fort Pierce	FL	Actual/360	5.896%	29,504.53	8,261.96	0.00	N/A	11/06/28	--	6,004,992.62	5,996,730.66	05/06/23
35	30315289	LO	Port Lavaca	TX	Actual/360	5.640%	27,793.26	8,532.78	0.00	N/A	10/06/28	--	5,913,459.11	5,904,926.33	05/06/23
36	30501337	MU	Brooklyn	NY	Actual/360	5.481%	27,404.00	0.00	0.00	N/A	08/06/28	--	6,000,000.00	6,000,000.00	05/06/23
37	30315290	RT	Henderson	NV	Actual/360	5.765%	27,131.06	7,940.51	0.00	N/A	11/01/28	--	5,647,401.93	5,639,461.42	05/01/23
38	30315291	RT	Various	MD	Actual/360	5.530%	26,728.33	0.00	0.00	N/A	12/01/28	--	5,800,000.00	5,800,000.00	05/01/23
39	30315292	MF	Independence	MO	Actual/360	5.440%	23,137.54	6,225.87	0.00	N/A	10/06/28	--	5,103,869.57	5,097,643.70	05/06/23
40	30315293	MH	Various	NY	Actual/360	5.790%	19,375.74	5,241.15	0.00	N/A	11/01/28	--	4,015,696.49	4,010,455.34	05/01/23
41	30315294	SS	Haines City	FL	Actual/360	5.630%	18,493.68	5,697.15	0.00	N/A	10/01/28	--	3,941,815.14	3,936,117.99	05/01/23
42	30501720	98	Santee	SC	Actual/360	5.894%	17,985.41	7,528.57	0.00	N/A	11/06/28	--	3,661,648.80	3,654,120.23	05/06/23
43	30315295	LO	Jacksonville	FL	Actual/360	5.600%	17,018.85	7,784.10	0.00	N/A	11/06/28	--	3,646,896.26	3,639,112.16	05/06/23
44	30315296	IN	King of Prussia	PA	Actual/360	5.370%	13,851.15	4,337.79	0.00	N/A	11/06/28	--	3,095,228.41	3,090,890.62	05/06/23
45	30315297	MF	City of Rome	NY	Actual/360	5.870%	10,296.86	2,709.94	0.00	N/A	11/06/28	--	2,104,979.33	2,102,269.39	05/06/23
Totals							2,437,776.67	474,037.95	0.00				559,752,568.55	559,278,530.60
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2	5,684,473.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3	5,684,473.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,655,913.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	7,375,864.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	7,375,864.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A5	7,375,864.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	8,436,299.77	0.00	--	--	02/13/23	0.00	0.00	0.00	0.00	0.00	0.00
6A1	4,173,748.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	4,173,748.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2	14,092,581.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A4	14,092,581.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A5	14,092,581.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	44,058,100.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	2,270,859.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,289,097.85	750,018.03	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	6,593,100.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	11/14/22	0.00	33,156.90	90,102.66	2,584,241.30	422,390.60	0.00
15	1,428,557.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	526,140.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,235,521.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,544,152.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,981,988.81	0.00	--	--	11/14/22	0.00	0.00	75,382.93	75,382.93	0.00	0.00
20	1,580,773.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,257,126.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,563,843.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,202,917.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	3,436,543.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	1,061,724.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,160,047.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,103,377.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,190,690.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	906,852.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	(26,203.79)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	213,431.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,134,256.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,321,765.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	339,955.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	586,932.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	736,709.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	450,431.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	534,132.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	546,869.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	919,413.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	200,187.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	185,563,292.07	750,018.03				0.00	33,156.90	165,485.59	2,659,624.23	422,390.60	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/23	0	0.00	0	0.00	1	13,298,897.65	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.225893%	5.207894%	62
04/17/23	0	0.00	0	0.00	1	13,328,078.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.226116%	5.208118%	63
03/17/23	0	0.00	0	0.00	1	13,355,093.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.226315%	5.208318%	64
02/17/23	0	0.00	0	0.00	1	13,388,090.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.226581%	5.208585%	65
01/18/23	0	0.00	0	0.00	1	13,414,823.31	1	0.00	0	0.00	0	0.00	0	0.00	1	18,432,163.03	5.226776%	5.208782%	66
12/16/22	0	0.00	0	0.00	2	33,613,654.19	1	20,172,224.32	0	0.00	0	0.00	0	0.00	0	0.00	5.245106%	5.227171%	67
11/18/22	0	0.00	0	0.00	2	33,667,952.32	1	20,197,992.57	0	0.00	0	0.00	0	0.00	2	41,715,934.07	5.245323%	5.227389%	68
10/17/22	0	0.00	0	0.00	2	33,716,730.03	1	20,220,423.69	0	0.00	0	0.00	0	0.00	0	0.00	5.275878%	5.258053%	69
09/16/22	0	0.00	0	0.00	2	33,770,547.87	1	20,245,962.09	0	0.00	0	0.00	0	0.00	0	0.00	5.276093%	5.258269%	70
08/17/22	0	0.00	0	0.00	2	33,818,831.67	1	20,268,156.86	0	0.00	0	0.00	0	0.00	1	6,275,368.77	5.276282%	5.258459%	71
07/15/22	0	0.00	0	0.00	3	43,389,060.73	1	20,290,242.28	0	0.00	0	0.00	0	0.00	0	0.00	5.283716%	5.265916%	72
06/17/22	0	0.00	0	0.00	3	43,454,832.64	1	20,315,447.73	0	0.00	1	11,178,628.12	0	0.00	0	0.00	5.283927%	5.266128%	73
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
14	30501491	12/06/20	28	6	90,102.66	2,584,241.30	730,956.44	14,071,553.61	06/26/20	2
19	30501759	04/06/23	0	B	75,382.93	75,382.93	36,652.20	10,961,590.20	10/04/19	2
Totals					165,485.59	2,659,624.23	767,608.64	25,033,143.81
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		30,000,000	30,000,000	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		529,278,531	515,979,633	13,298,898		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	559,278,531	545,979,633	0	0	13,298,898	0
Apr-23	559,752,569	546,424,491	0	0	13,328,078	0
Mar-23	560,177,437	546,822,343	0	0	13,355,094	0
Feb-23	560,741,576	547,353,485	0	0	13,388,091	0
Jan-23	561,161,791	547,746,968	0	0	13,414,823	0
Dec-22	581,752,255	548,138,601	0	0	13,441,430	20,172,224
Nov-22	582,241,582	548,573,630	0	0	13,469,960	20,197,993
Oct-22	624,394,039	590,677,309	0	0	13,496,306	20,220,424
Sep-22	624,936,096	591,165,548	0	0	13,524,586	20,245,962
Aug-22	625,418,368	591,599,537	0	0	13,550,675	20,268,157
Jul-22	635,420,536	592,031,475	0	0	23,098,818	20,290,242
Jun-22	635,968,356	592,513,523	0	0	23,139,385	20,315,448
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	30315271	35,000,000.00	35,000,000.00	96,000,000.00	01/06/23	7,936,562.77	2.10000	09/30/22	11/01/28	306
14	30501491	13,298,897.65	14,071,553.61	16,900,000.00	02/08/22	2,252,072.25	2.08000	12/31/21	09/06/28	243
19	30501759	10,938,599.10	10,961,590.20	15,800,000.00	10/01/22	1,833,124.81	2.03000	09/30/22	11/06/28	245
Totals		59,237,496.75	60,033,143.81	128,700,000.00		12,021,759.83

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	30315271	RT	NE	05/15/20	98
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

14	30501491	LO	AK	06/26/20	2
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

19	30501759	LO	FL	10/04/19	2
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
13	30315278	15,000,000.00	5.01000%	15,000,000.00 5.01000%		8	06/01/20	06/05/20	06/08/20
19	30501759	0.00	5.73800%	0.00	5.73800%	10	03/22/22	03/22/22	06/06/22
Totals		15,000,000.00		15,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
9	30315276 01/18/23	20,172,224.32	26,480,000.00	20,691,529.36	2,198,864.56	20,631,027.59	18,432,163.03	1,740,061.29	0.00	0.00	1,740,061.29	8.28%
25	30315285 08/17/22	9,522,177.63	9,300,000.00	7,760,790.65	1,485,421.88	7,760,790.65	6,275,368.77	3,246,808.86	0.00	0.00	3,246,808.86	32.46%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		29,694,401.95	35,780,000.00	28,452,320.01	3,684,286.44	28,391,818.24	24,707,531.80	4,986,870.15	0.00	0.00	4,986,870.15

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
9	30315276	01/18/23	0.00	0.00	1,740,061.29	0.00	0.00	1,740,061.29	0.00	0.00	1,740,061.29
25	30315285	08/17/22	0.00	0.00	3,246,808.86	0.00	0.00	3,246,808.86	0.00	0.00	3,246,808.86
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	4,986,870.15	0.00	0.00	4,986,870.15	0.00	0.00	4,986,870.15

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	7,291.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6A1	0.00	0.00	0.00	0.00	1,243.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6A3	0.00	0.00	0.00	0.00	373.13	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2.26	0.00	0.00	0.00
Total	0.00	0.00	17,291.67	0.00	1,616.88	0.00	0.00	0.00	2.26	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		18,910.81

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Supplemental Notes
None

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